Subsequent Events (Details Textuals) (USD $)			12 Months Ended			9 Months Ended		9 Months Ended			9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Sep. 30, 2012 MetLife Bank Depository Business [Member] Subsequent Event [Member]	Sep. 30, 2012 Certain Businesses of MetLife Bank [Member] Subsequent Event [Member]	Dec. 31, 2011 Certain Businesses of MetLife Bank [Member] Subsequent Event [Member]	Sep. 30, 2012 Certain Businesses of MetLife Bank [Member] Subsequent Event [Member] Minimum [Member]	Sep. 30, 2012 Certain Businesses of MetLife Bank [Member] Subsequent Event [Member] Maximum [Member]	Sep. 30, 2012 MetLife Bank Reverse Mortgage Servicing Rights [Member] Subsequent Event [Member]	Sep. 30, 2012 Caribbean Business [Member] Subsequent Event [Member]	Sep. 30, 2012 Ceded Assumption Reinsurance of Certain Closed Blocks of Business [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Assets of subsidiaries held-for-sale	$ 0	$ 3,331,000,000			$ 7,000,000,000	$ 6,800,000,000	$ 11,300,000,000			$ 9,100,000,000		$ 4,100,000,000
Net gain (loss) related to pending business disposition, net of income tax						(155,000,000)
Additional charges expected related to the exit of business			90,000,000	110,000,000				10,000,000	40,000,000
Net assets sold										140,000,000	127,000,000
Net consideration										38,000,000
Liabilities of subsidiaries held-for-sale	0	3,043,000,000				6,000,000,000	10,500,000,000			9,100,000,000		4,100,000,000
Liabilities of business transferred to subsidary under funding agreements that are included in policyholder account balances						3,800,000,000
Gain (loss) on disposal											$ (8,000,000)	$ 34,000,000